Expense Example - Causeway Emerging Markets Fund	Jan. 28, 2021 USD ($)
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,317